ASSETS AND LIABILITIES HELD FOR SALE AND DISCONTINUED OPERATIONS - Narrative (Details) shares in Millions, $ in Millions				12 Months Ended
	May 31, 2022 USD ($)	Jan. 26, 2022 USD ($) subsidiary	Apr. 15, 2021 USD ($) shares	Dec. 31, 2022 USD ($) segment	Dec. 31, 2021 USD ($)	Aug. 31, 2022 vessel	Jan. 31, 2022 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of reportable segments | segment				3
Number of vessels sold | vessel						8
Golar Partners and subsidiaries
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Costs incurred in Hilli operations, capped				$ 20.0
Discontinued operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of reportable segments | segment				2
CoolCo | Loan to related party
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Notes receivable, related party				$ 25.0			$ 25.0
CoolCo
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Equity method investment, ownership percentage				8.30%	0.00%
The Vessel SPA
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Vessel price		$ 145.0
The Vessel SPA
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of subsidiaries sold | subsidiary		9
Number of TFDE vessels disposed | subsidiary		8
CoolCo
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash sale proceeds				$ 218.2
Discontinued operation, consideration, shares received (in shares) | shares			12.5
Discontinued operation, consideration, value of shares received				127.1
Golar LNG NB 13 Corporation
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage disposed	100.00%
Consideration received	$ 352.5
Cash sale proceeds	$ 352.5
Golar LNG NB 13 Corporation | Vessel Management Fees and Other Revenue
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Incurred pool net expenses				0.7
Golar Partners And Hygo Energy
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration received			$ 876.3
Golar Partners And Hygo Energy | Ship management fees income
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Incurred pool net expenses				9.5	$ 6.9
Golar Partners And Hygo Energy | Management and administrative services revenue
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Incurred pool net expenses				4.5	3.1
Golar Partners And Hygo Energy | Charter and debt guarantee fees
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Incurred pool net expenses				1.7	1.4
Golar Partners
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash sale proceeds			80.8
Golar Partners | Hilli LLC
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Declared distributions by Hilli LLC				29.4	21.2
Hilli costs indemnification				4.1	0.1
Hygo and subsidiaries
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash sale proceeds			$ 50.0
Discontinued operation, consideration, shares received (in shares) | shares			18.6
Discontinued operation, consideration, value of shares received			$ 745.4
Hygo and subsidiaries | Pool income
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Incurred pool net expenses				$ 0.5	$ 2.5